PREPAIDS AND OTHER (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of components of prepaids and other	The components of prepaids and other at December 31 were as follows:

	2020	2019
Inventory advances	$1,434	$2,338
Insurance and licenses	873	292
Deposits	2,665	2,120
Contract acquisition and fulfillment costs	1,850	1,529
Other	5,111	4,579
	$11,933	$10,858